Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Assets and Liabilities
Trading assets	256,399	279,553
Trading liabilities	90,816	127,760
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	135,871	145,035
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	74,895	66,904
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	33,208	52,548
Trading liabilities	39,513	60,121
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	12,425	15,066
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	51,303	67,639
Bank
Schedule of Trading Assets and Liabilities
Trading assets	256,602	279,748
Trading liabilities	91,091	127,809
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	135,814	144,961
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	74,945	66,986
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	33,416	52,735
Trading liabilities	39,590	60,170
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	12,427	15,066
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	51,501	67,639